Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Disclosures

II. Transactions with related parties during the year:

		Subsidiaries				KMP		Significant Influence Entity - KMP		Relatives of KMP
Sr. No.	Particulars	31st March 2025 (US$)		31st March 2024 (US$)		31st March 2025 (US$)	31st March 2024 (US$)	31st March 2025 (US$)	31st March 2024 (US$)	31st March 2025 (US$)	31st March 2024 (US$)
	Transactions made during the year
1.	Subscription income	—		—		—	—	518,795	—	—	—
2.	STB Installation charges	—		—		—	—	48,445	61,628	—	—
3.	Loan taken	—		—		272,365	1,850,313	—	—	—	124,918
4.	Loan write back
5.	Loan Repayment	—		—		1,543,653	912,506	—	—	19,012	93,704
6.	Commission expenses	—		—		—	—	1,305,186	1,047,025	—	—
7.	Bandwidth charges	—		—		—	—	24,339	24,098	—	—
8.	Sales/Purchase of materials	—		—		—	—	8,602	1,297	—	—
9.	Fiber Maintenance Expense	—		—		—	—	1,502	—	—	—
10.	Consultancy Services (Revenue)	—		—		—	—	1,061,622	—	—	—
11.	IT support Charges	—		—		—	——	5,908	—	—	—
12.	Remuneration	—		—		141,797	285,294	—	—	38,286	36,103
13.	Rent paid/ provided	—		—		7,802	7,459	—	—	—	—
14.	Interest on loan	—		—		—	—	—	212	—	—
15.	Issue of Shares	—		—		—	—	—	—	—	—
16.	Investment in CCD of Subsidiary	3,817,490	*	135,000	*	—	—	—	—	—	—
17.	Reimbursement of expenses	—		—		92,246	29,266	—	—	—	—
18.	Loans and Advances given	—		—		—	—	239,684	18,173	—	—
19.	Loans and Advances received back	—		—		—	214,458	—	—	—	—
20.	Advances for network acquisition	—		—		—	—	16,661	—	—	—

*	Transactions in consolidated financials eliminated as inter-company transactions

		Subsidiaries				KMP		Significant Influence Entity - KMP		Relatives of KMP
Sr No	Particulars	31st March 2025 (US$)		31st March 2024 (US$)		31st March 2025 (US$)	31st March 2024 (US$)	31st March 2025 (US$)	31st March 2024 (US$)	31st March 2025 (US$)	31st March 2024 (US$)
	Balance Outstanding with related parties
1.	Trade receivable	—		—		—	—	184,381	444,082	—	—
2.	Trade Payables	—		—		—	—	2,862,917	3,202,118	—	—
3.	Advance from Customers	—		—		—	—	5,853	—	—	—
4.	Advances for network acquisition	—		—		—	—	4,012,167	1,354,871	—	—
5.	Advances to suppliers	—		—		—	—	337,025	165,216	—	—
6.	Other Loans & Advances	—		—		—	—	257,212	18,059	—	—
7.	Borrowings	—		—		164,124	1,458,845	—	—	—	31,019
8.	Investment In Compulsory Convertible Debentures	7,805,507	*	3,988,017	*	—	—	—	—	—	—
9.	Outstanding Options	—		—		—	—	—	—	91,813	94,118

*	The Balances have been eliminated in consolidated financials as inter-company transactions.